Long Term Debt - Consolidated Debt Obligations (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Debt Obligations [Abstract]
Unamortized discounts	$ (16,587)		$ (10,933)
Long-term debt (Note 8)	1,595,413		792,067
OLLC $2.0 billion revolving credit facility [Member]
Debt Obligations [Abstract]
Revolving credit facility	412,000		103,000
Senior Secured Notes [Member] | Notes Due 2021 [Member]
Debt Obligations [Abstract]
Senior Notes, fixed-rate	700,000	[1]	700,000	[1]
Senior Secured Notes [Member] | Notes Due 2022 [Member]
Debt Obligations [Abstract]
Senior Notes, fixed-rate	$ 500,000	[2]

[1]	The estimated fair value of our 2021 Senior Notes was $563.5 million and $721.0 million at December 31, 2014 and 2013, respectively. The estimated fair value is based on quoted market prices and is classified as Level 2 within the fair value hierarchy.
[2]	The estimated fair value of our 2022 Senior Notes was $380.0 million at December 31, 2014. The estimated fair value is based on quoted market prices and is classified as Level 2 within the fair value hierarchy.